NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Earnings Per Share (Details) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Basic Earnings per Share:
Net income (loss)	$ (257,166)	$ (791,712)	$ (527,780)	$ (3,617,993)
Amount allocated to participating securities
Net income available for basic common shares and basic earnings	(257,166)	(791,712)	(527,780)	3,617,993
Net income available for basic common shares and basic earnings, Shares	48,612,365	45,507,969	48,612,365	44,560,167
Net income available for basic common shares and basic earnings, Per Share	$ (0.01)	$ (0.02)	$ (0.01)	$ 0.08
Diluted Earnings per Share:
Net income (loss)	(257,166)	(791,712)	(527,780)	3,617,993
Amount allocated to participating securities
Adjustment for dilutive potential common shares, Shares				2,500,000
Net income available for diluted common shares and diluted earnings	$ (257,166)	$ (791,712)	$ (527,780)	$ 3,617,993
Net income available for diluted common shares and diluted earnings, Shares	48,612,365	45,507,969	48,612,365	47,060,167
Net income available for diluted common shares and diluted earnings, Per Share	$ (0.01)	$ (0.02)	$ (0.01)	$ 0.08